Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current Assets
Cash	$ 411,614	$ 2,585,180
Accounts receivable	499,549	355,912
Contract asset	90,592	275,337
Prepaid expenses	13,683	4,647
Total current assets	1,015,438	3,221,076
Equipment, net	28,257	17,189
Right-of-use asset - operating lease	179,510	193,086
Intangibles
Intangible assets, net	642,745	608,596
Goodwill	381,000	381,000
Total Intangible	1,023,745	989,596
Total assets	2,246,950	4,420,947
Current Liabilities
Accrued expenses	578,558	241,299
Deferred revenue	120,611	406,508
Due to Parent	240,484	284,109
Commitment fee	19,428,927	577,000
Current portion of lease liability	28,402	27,565
Total current liabilities	20,396,982	1,536,481
Long-Term Liabilities
Deferred tax liability	5,087	4,386
Lease liability	151,108	165,522
Total liabilities	20,553,177	1,706,389
Temporary Equity
8% Redeemable convertible Series A Preferred Stock, $0.01 par value, authorized 9,000 shares, 2,000 shares issued and outstanding, liquidation preference of $2,040,000	1,722,070	1,359,047
Stockholders' Equity
Common stock, $0.01 par value: authorized 20,000,000 shares at June 30, 2021 and December 31, 2020; issued and outstanding: 8,071,601 and 8,051,942 shares at June 30, 2021 and December 31, 2020, respectively	80,716	80,519
Additional paid-in capital	3,668,399	3,968,386
Accumulated deficit	(23,777,412)	(2,688,128)
Stock subscription		(5,266)
Total stockholders' equity	(20,028,297)	1,355,511
Total liabilities and stockholders' equity	$ 2,246,950	$ 4,420,947